Notes on the Consolidated Balance Sheet (Detail Textuals) - EUR (€) € in Thousands		1 Months Ended			6 Months Ended
	Mar. 15, 2018	Jun. 29, 2018	Mar. 30, 2018	Mar. 28, 2018	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					€ 35,772		€ 35,136
Equity					21,076		19,477	€ (26,051)	€ (24,723)
Subscribed capital					1,317		1,317
Capital reserve					€ 49,019		48,877
Number of shares outstanding					1,295,000
Refunds provision						€ 120
Increase (decrease) through increased multi-month subscription sales, contract liabilites					€ 937
Decrease through performance obligation being satisfied, contract liabilities					17,726
Minimum liquidity threshold					5,000
Term Loan Facility amortizes in equal quarterly installments		€ 938
Intangible assets under development [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					2,291		1,090
Termination Of Loan Agreement [Member] | Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Commitment fee				0.60%
Facility fee payable					150
Lines Of Credit [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional incremental facilities in an aggregate amount				€ 35,000
Lines Of Credit [Member] | Termination Of Loan Agreement [Member] | Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				25,000
Term Loan [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of credit facility outstanding, amount					13,973
Term Loan [Member] | Termination Of Loan Agreement [Member] | Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				15,000
Applicable margin			2.50%
Facility fee payable					90
Revolving Credit Facilities [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of Credit Facility, Remaining Borrowing Capacity					10,000
Revolving Credit Facilities [Member] | Termination Of Loan Agreement [Member] | Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				€ 10,000
Facility fee payable					€ 60
Bottom of range [member] | Lines Of Credit [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate					2.50%
Top of range [member] | Lines Of Credit [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate					3.00%
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					€ 41,083		38,926
Additions other than through business combinations, property, plant and equipment					226
Gross carrying amount [member] | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, property, plant and equipment					168
Gross carrying amount [member] | Intangible assets under development [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					2,291		1,090
Issued capital [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					1,317		1,317	€ 25	€ 25
Other reserves [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					49,041		48,901
Treasury shares [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					€ (22)		€ (24)
Number of shares in entity held by entity or by its subsidiaries or associates					22,030		23,667
Spark Networks Services Gmbh [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Notional amount	€ 5,850
Termination Loans Fee	307
Interest costs incurred	€ 40
Type A Loans [Member] | Spark Networks Services Gmbh [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate	8.00%
Notional amount	€ 1,850
Percentage of repaid principal amount	2.00%
Type B Loans [Member] | Spark Networks Services Gmbh [Member] | Termination Of Loan Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate	9.00%
Notional amount	€ 4,000
Percentage of repaid principal amount	6.75%
Current [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt Instrument, Covenant, Fixed Charge Coverage Ratio					1.25
Debt Instrument, Covenant, Leverage Ratio					2.50
First Quarter Of 2019 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt Instrument, Covenant, Fixed Charge Coverage Ratio					1.10
Twelve-month Periods Ending June 30, 2019, September 30, 2019, December 31, 2019, and March 31, 2020 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt Instrument, Covenant, Leverage Ratio					2.25
Twelve-Month Periods Ending June 30, 2020 And Thereafter [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt Instrument, Covenant, Leverage Ratio					2.00